EMPLOYEE OPTION PLANS (Details 2) - Sapiens [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Outstanding - Number of Options	2,796,081
Granted - Number of Options	673,408	340,000	595,000
Exercised - Number of Options	(1,080,470)
Expired and Forfeited - Number of Options	(213,531)
Outstanding - Number of Options	2,175,488	2,796,081
Exercisable - Number of Options	1,002,286
Outstanding - Weighted average exercise price	$ 3.49
Granted - Weighted average exercise price	9.38	$ 3.19	$ 2.51
Exercised - Weighted average exercise price	1.59
Expired and Forfeited - Weighted average exercise price	4.39
Outstanding - Weighted average exercise price	5.36	$ 3.49
Exercisable - Weighted average exercise price	$ 3.01
Outstanding - Weighted average remaining contractual term (in years)	3 years 5 months 26 days	3 years 25 days
Exercisable - Weighted average remaining contractual term (in years)	2 years 6 months 7 days
Exercisable - Aggregate intrinsic value	$ 6,554
Outstanding - Aggregate intrinsic value	$ 9,274	$ 10,957